(logo)OPPENHEIMERFUNDS
                                             OppenheimerFunds, Inc.
                                             Two World Trade Center, 34th Floor
                                             New York, NY 10048-0203
                                             212 323-2000  Fax 212 323-0558




                                             January 22, 1997



Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

           RE: Oppenheimer Champion Income Fund ("Registrant") Reg No. 33-16494; File No. 811-5281

To the Securities and Exchange Commission:

         An electronic filing is hereby made on behalf of the Registrant pursuant to Rule 497(e) of the Securities Act of 1933, as amended. Such filing includes a supplement dated January 22, 1997 to the Registrant's Prospectus dated January 20, 1997.

         If there are any questions, please contact the undersigned.

                                            Sincerely,

                                            /s/ Mark J.P. Anson
                                            -------------------------
                                            Mark J.P. Anson
                                            Vice President
                                            and Assistant Counsel
                                            (212) 323-0795

cc:      Deloitte & Touche LLP
         Myer, Swanson, Adams & Wolf P.C.
         Gloria LaFond
         Grace Loffredo

                        OPPENHEIMER CHAMPION INCOME FUND
                    Supplement dated January 22, 1997 to the
           Statement of Additional Information dated January 20, 1997



The Statement of Additional Information is changed as follows:


Item 10 in the section captioned "Other Investment Restrictions" on page 22 is revised to read as follows:

(10) invest in commodities or commodity contracts; however, the Fund may buy and sell any of the Hedging Instruments which it may use as permitted by any of its other policies, whether or not such Hedging Instrument is considered to be a commodity or commodity contract, subject to the restrictions and limitations stated under "Hedging" and in this Prospectus; or




January 22, 1997                                                   PS0190.010